SHARE BASED COMPENSATION - Valuation Assumptions (Details) - Share Options - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in pounds per share)	£ 5.46	£ 0
Weighted average risk-free rate	3.95%	0.00%
Weighted average volatility	50.00%	0.00%
Remaining term	6 years 3 months	0 years